Schedule of Investments (unaudited)	iShares® Inflation Hedged High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,244	$2,461,184

Total Investment Companies
(Cost: $2,385,834)		2,461,184

Short-Term Securities

Money Market Funds — 47.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(a)(c)(d)	1,156,420	1,157,114
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	50,000	50,000

Total Short-Term Securities — 47.3%
(Cost: $1,206,998)		1,207,114

Total Investments in Securities — 143.9%
(Cost: $3,592,832)		3,668,298

Liabilities in Excess of Other Assets — (43.9)%		(1,119,905)

Net Assets — 100.0%		$2,548,393

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$723,613	$432,968	(a)	$—	$417	$116	$1,157,114	1,156,420	$1,201	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0	(a)	—	—	—	50,000	50,000	542		—
iShares iBoxx $ High Yield Corporate Bond ETF	2,389,706	37,755		(59,435)	186	92,972	2,461,184	32,244	32,025		—
					$603	$93,088	$3,668,298		$33,768		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.18%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/17/30	$(15)	$77	$1	$76

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged High Yield Bond ETF
January 31, 2023

OTC Inflation Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
4.05%	At Termination	Consumers NAS	At Termination	Goldman Sachs International	06/24/24	$(265)	$(3,128)	$—	$(3,128)
		U.S. CPI Urban
4.06%	At Termination	Consumers NAS	At Termination	Goldman Sachs International	06/24/24	(50)	(599)	—	(599)
		U.S. CPI Urban
3.05%	At Termination	Consumers NAS	At Termination	Goldman Sachs International	06/24/27	(520)	(5,758)	—	(5,758)
		U.S. CPI Urban
2.82%	At Termination	Consumers NAS	At Termination	Goldman Sachs International	06/24/32	(109)	(1,578)	—	(1,578)
							$(11,063)	$—	$(11,063)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
3.07%	At Termination	Consumers NSA	At Termination	10/18/23	$(30)	$(111)	$—	$(111)
		U.S. CPI Urban
2.75%	At Termination	Consumers NSA	At Termination	11/29/23	(32)	(69)	—	(69)
		U.S. CPI Urban
2.58%	At Termination	Consumers NSA	At Termination	11/22/24	(8)	(10)	1	(11)
		U.S. CPI Urban
3.13%	At Termination	Consumers NSA	At Termination	07/12/25	(430)	(2,126)	4	(2,130)
		U.S. CPI Urban
2.98%	At Termination	Consumers NSA	At Termination	09/08/25	(100)	(1,698)	1	(1,699)
		U.S. CPI Urban
2.74%	At Termination	Consumers NSA	At Termination	12/07/25	(42)	(350)	—	(350)
		U.S. CPI Urban
2.90%	At Termination	Consumers NSA	At Termination	07/12/27	(124)	(894)	2	(896)
		U.S. CPI Urban
2.75%	At Termination	Consumers NSA	At Termination	07/12/29	(488)	(2,037)	8	(2,045)
		U.S. CPI Urban
2.52%	At Termination	Consumers NSA	At Termination	10/11/29	(13)	(41)	—	(41)
		U.S. CPI Urban
2.80%	At Termination	Consumers NSA	At Termination	10/27/29	(25)	(528)	—	(528)
		U.S. CPI Urban
2.71%	At Termination	Consumers NSA	At Termination	12/07/29	(24)	(382)	—	(382)
		U.S. CPI Urban
2.51%	At Termination	Consumers NSA	At Termination	12/22/29	(25)	(112)	—	(112)
						$(8,358)	$16	$(8,374)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged High Yield Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,461,184	$—	$—	$2,461,184
Short-Term Securities
Money Market Funds	1,207,114	—	—	1,207,114
	$3,668,298	$—	$—	$3,668,298
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$76	$—	$76
Liabilities
Inflation Linked Contracts	—	(19,437)	—	(19,437)
	$—	$(19,361)	$—	(19,361)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate
CPI	Consumer Price Index

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